Other liabilities - Stock Options (Details) - Ferroglobe PLC Equity Incentive Plan		12 Months Ended
	May 29, 2016	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of service condition	3 years	3 years
Outstanding at beginning of the period		3,411,974	2,175,853
Granted during the period		1,307,934	1,411,271
Exercised during the period		(309,462)	(175,150)
Expired/forfeited during the period | shares		(51,010)
Outstanding at end of the period		4,359,436	3,411,974
Exercisable as of December 31, 2020		455,790